Average Annual Total Returns (dei_LegalEntityAxis)	0 Months Ended
May 01, 2012
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	8.28%
5 years	(1.42%)
10 years	10.20%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	8.29%
5 years	(1.42%)
10 years	10.20%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class A Shares
Average Annual Return:
1 year	0.44%
5 years	(2.90%)
10 years	8.37%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(0.48%)
5 years	(5.21%)
10 years	5.92%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	0.75%
5 years	(2.96%)
10 years	6.67%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class B Shares
Average Annual Return:
1 year	0.76%
5 years	(2.69%)
10 years	8.21%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class C Shares
Average Annual Return:
1 year	4.77%
5 years	(2.49%)
10 years	8.22%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class I Shares
Average Annual Return:
1 year	7.19%
5 years	(1.45%)
10 years	9.34%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R Shares
Average Annual Return:
1 year	6.25%
5 years	(2.19%)
10 years	8.53%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R4 Shares
Average Annual Return:
1 year	6.74%
5 years	(1.61%)
10 years	9.20%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class R5 Shares
Average Annual Return:
1 year	6.99%
5 years	(1.47%)
10 years	9.33%
(Columbia Real Estate Equity Fund - A,B,C,I,R,R4,R5 & W) | Class W Shares
Average Annual Return:
1 year	6.58%
5 years	(1.71%)
10 years	9.09%
(Columbia Real Estate Equity Fund - Z) | FTSE NAREIT All Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	8.28%
5 years	(1.42%)
10 years	10.20%
(Columbia Real Estate Equity Fund - Z) | FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	8.29%
5 years	(1.42%)
10 years	10.20%
(Columbia Real Estate Equity Fund - Z) | Class Z Shares
Average Annual Return:
1 year	6.73%
5 years	(1.52%)
10 years	9.30%
(Columbia Real Estate Equity Fund - Z) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	5.68%
5 years	(3.94%)
10 years	6.74%
(Columbia Real Estate Equity Fund - Z) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	4.87%
5 years	(1.87%)
10 years	7.45%